Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets attributable to:
Accrued pension and other postretirement benefits	$ 5.9	$ 8.8	$ 14.2
Accrued expenses and accounts receivable allowances	12.4	16.0	18.4
Loss carryforwards	8.7	6.9	7.9
Inventories	8.4	9.9	5.5
Stock-based compensation	5.8	4.2	3.3
Operating lease liabilities	10.2	10.6	8.7
Convertible bond	8.5	11.7	15.2
Research and development costs	42.2	24.7	0.0
Credit carryforwards	3.2	5.4	5.5
Other	4.7	3.3	0.0
Total deferred tax assets	110.0	101.5	78.7
Valuation allowance	(6.0)	(2.6)	(4.9)
Deferred tax assets, net of valuation allowance	104.0	98.9	73.8
Deferred tax liabilities attributable to:
Investment in subsidiary	9.4	9.3	8.7
Property, plant and equipment	21.3	26.1	25.1
Goodwill and intangibles	60.1	67.9	70.6
Right to use lease assets	10.1	10.6	8.6
Net investment hedges	3.2	7.7	3.2
Total deferred tax liabilities	104.1	121.6	116.2
Net deferred tax liabilities	$ (0.1)	$ (22.7)	$ (42.4)